Statement of Changes in Net Assets Available for Benefits - EBP Zoetis Savings Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 228,703	$ 150,121
Dividend income	14,143	19,999
Investment income on participant-directed funds	5,762	3,341
Total investment income	248,608	173,461
Interest income on notes receivable from participants	1,520	1,383
Less: Investment management fees	(504)	(526)
Net investment income and interest income	249,624	174,318
Contributions:
Employer	78,423	79,510
Participant	74,202	72,571
Rollovers	17,074	8,041
Total contributions	169,699	160,122
Benefits and withdrawals paid to participants	(236,614)	(203,616)
Net increase in assets available for benefits	182,709	130,824
Net assets available for benefits:
Beginning of period	1,932,168	1,801,344
End of period	$ 2,114,877	$ 1,932,168